OTHER INCOME (Schedule of Other Income) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operation Protective Edge | ₪					₪ 1,961
Capital gain on fixed assets realization | ₪			361	112	221
Other income | ₪			₪ 361	₪ 112	₪ 2,182
US Dollars [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operation Protective Edge | $
Capital gain on fixed assets realization | $		104
Other income | $	[1]	$ 104

[1]	Convenience Translation into US Dollars.